Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member] [1]	Non-controlling Interest [Member]
Balance at Dec. 31, 2022	$ 1,073,486	$ 1,627	$ 1,243,754	$ 0	$ (180,664)	$ 138	$ 3,623	$ 5,008
Balance (in shares) at Dec. 31, 2022		162,653,339
Changes in equity
Profit for the year	161,397	$ 0	0	0	161,353	0	0	43
Other comprehensive income/(loss)	(380)	0	0	0	(494)	63	0	52
Total comprehensive income for the period net of tax	161,017	0	0	0	160,859	63	0	95
Cash dividends declared and paid	(187,262)	0	0	0	(186,672)	0	0	(590)
Purchase of treasury shares	$ (18,808)	$ 0	0	(18,808)	0	0	0	0
Purchase of treasury shares (in shares)	(2,209,927)	0
Retirement of treasury shares	$ 0	$ (22)	(18,786)	18,808	0	0	0	0
Retirement of treasury shares (in shares)		(2,209,927)
Compensation related to options and restricted stock	3,233	$ 6	3,285	0	0	0	(57)	0
Compensation related to options and restricted stock (in shares)		556,130
Balance at Dec. 31, 2023	1,031,667	$ 1,610	1,228,254	0	(206,477)	201	3,566	4,513
Balance (in shares) at Dec. 31, 2023		160,999,542
Changes in equity
Profit for the year	181,460	$ 0	0	0	181,377	0	0	84
Other comprehensive income/(loss)	(124)	0	0	0	176	(162)	0	(138)
Total comprehensive income for the period net of tax	181,336	0	0	0	181,552	(162)	0	(54)
Cash dividends declared and paid	(161,396)	0	0	0	(161,396)	0	0	0
Purchase of treasury shares	$ (13,196)	$ 0	0	(13,196)	0	0	0	0
Purchase of treasury shares (in shares)	(1,481,383)	0
Retirement of treasury shares	$ 0	$ (15)	(13,181)	13,196	0	0	0	0
Retirement of treasury shares (in shares)		(1,481,383)
Compensation related to options and restricted stock	4,290	$ 5	2,578	0	0	0	1,707	0
Compensation related to options and restricted stock (in shares)		464,945
Balance at Dec. 31, 2024	1,042,701	$ 1,600	1,217,651	0	(186,321)	39	5,273	4,459
Balance (in shares) at Dec. 31, 2024		159,983,104
Changes in equity
Profit for the year	210,962	$ 0	0	0	211,092	0	0	(130)
Other comprehensive income/(loss)	258	0	0	0	(225)	303	0	179
Total comprehensive income for the period net of tax	211,220	0	0	0	210,867	303	0	49
Cash dividends declared and paid	$ (118,913)	0	0	0	(118,913)	0	0
Purchase of treasury shares (in shares)	0
Acquisition of non-controlling interests	$ (6,131)				(1,849)	156	0	(4,437)
Compensation related to options and restricted stock	4,380	$ 8	6,068	0	0	0	(1,697)	0
Compensation related to options and restricted stock (in shares)		816,303
Balance at Dec. 31, 2025	$ 1,133,257	$ 1,608	$ 1,223,719	$ 0	$ (96,216)	$ 498	$ 3,577	$ 71
Balance (in shares) at Dec. 31, 2025		160,799,407

[1]	Other reserves are related to share-based payments.